ORGANIZATION AND BUSINESS OVERVIEW (Details Narrative)							12 Months Ended
	Aug. 26, 2022 shares	Aug. 12, 2022 shares	Aug. 10, 2022 USD ($) $ / shares shares	Aug. 04, 2022 USD ($) $ / shares	Aug. 04, 2022 HKD ($)	Aug. 04, 2022 $ / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)	Aug. 09, 2022 $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	256,099	256,099
Proceeds from Issuance Initial Public Offering				$ 20,000,000	$ 156,030,000				$ 140,537,759
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction			5,000,000			5,000,000
Sale of Stock, Price Per Share | $ / shares			$ 4.00	$ 4.00		$ 4.00
Share Price | $ / shares											$ 6.00
Proceeds from Issuance Initial Public Offering | $			$ 20,000,000
IPO [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right											500,000